Accrued Payroll (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Payroll [Abstract]
Schedule of Accrued Payroll

Accrued payroll as of March 31, 2026 and December 31, 2025 consists of the following:

	March 31, 2026	December 31, 2025
Accrued payroll	$564,095	$542,460
Accrued payroll taxes	29,435	27,704
Total	$593,530	$570,164

Accrued payroll as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Accrued payroll	$542,460	$463,274
Accrued payroll taxes	27,704	13,707
Total	$570,164	$476,981